Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Property And Equipment Annual Depreciation Rates
%

Computer, peripheral equipment and software	15- 33 (mainly 33 )
Office furniture and equipment	6- 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule Of Weighted Average Assumptions Used To Calculate Fair Value Of Company's Stock Options

	Year ended December 31,
	2010	2011	2012

Risk free interest rate	1.23%	0.99%	0.46%
Dividend yields	0%	0%	0%
Expected volatility	38%	47%	47%
Weighted average expected term from grant date (in years)	3.44	3.79	3.67

 Employees stock purchase plan:

Year ended December 31,
2010

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in yeas)	0.75